Financial Instruments - Investments (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Held-to-maturity Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Debt securities, amortized cost		$ 22,337	$ 20,184
Debt securities, gross unrealized gains		77	29
Debt securities, gross unrealized losses		(100)	(339)
Available-for-sale Securities and Held-to-maturity Securities		22,313	19,873
Debt securities maturities, within 1 year, fair value		17,219
Debt securities maturities, over 1 to 5 years, fair value		3,544
Debt securities maturities, over 5 years, fair value		1,550
Available-for-sale Securities and Held-to-maturity Securities		22,313	19,873
Available-for-sale Equity Securities, Amortized Cost Basis [Abstract]
Available-for-sale equity securities, amortized cost		2,843	1,872
Available-for-sale equity securities, gross unrealized gain		586	239
Available-for-sale equity securities, gross unrealized losses		(124)	(126)
Available-for-sale securities, equity securities		3,304	1,985
Government and agency debt - non-U.S. [Member]
Available-for-sale Debt Securities, Amortized Cost Basis [Abstract]
Available-for-sale debt securities, amortized cost		12,616	8,403
Available-for-sale debt securities, gross unrealized gain		61	11
Available-for-sale debt securities, gross unrealized loss		(48)	(235)
Available-for-sale securities, debt maturities		12,629	8,179
Available-for-sale Securities, Debt Maturities [Abstract]
Available-for-sale securities, debt maturities, within 1 year, fair value		12,242
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value		387
Available-for-sale securities, debt maturities, over 5 years, fair value		0
Available-for-sale securities, debt maturities		12,629	8,179
Held-to-maturity Securities, Debt Maturities [Abstract]
Held-to-maturity securities, debt maturities, total		770	412
Held-to-maturity securities, gross unrealized gains		0	0
Held-to-maturity securities, gross unrealized losses		0	0
Held-to-maturity securities, fair value		770	412
Held-to-maturity Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Held-to-maturity securities, debt maturities, within 1 year, fair value		770
Held-to-maturity securities, debt maturities, over 1 to 5 years, fair value		0
Held-to-maturity securities, debt maturities, over 5 years, fair value		0
Corporate debt [Member]
Available-for-sale Debt Securities, Amortized Cost Basis [Abstract]
Available-for-sale debt securities, amortized cost	[1]	6,955	7,162
Available-for-sale debt securities, gross unrealized gain	[1]	15	16
Available-for-sale debt securities, gross unrealized loss	[1]	(33)	(89)
Available-for-sale securities, debt maturities	[1]	6,938	7,089
Available-for-sale Securities, Debt Maturities [Abstract]
Available-for-sale securities, debt maturities, within 1 year, fair value	[1]	2,766
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value	[1]	2,630
Available-for-sale securities, debt maturities, over 5 years, fair value	[1]	1,542
Available-for-sale securities, debt maturities	[1]	6,938	7,089
Government debt - U.S. [Member]
Available-for-sale Debt Securities, Amortized Cost Basis [Abstract]
Available-for-sale debt securities, amortized cost		765	2,729
Available-for-sale debt securities, gross unrealized gain		0	1
Available-for-sale debt securities, gross unrealized loss		(19)	(12)
Available-for-sale securities, debt maturities		747	2,718
Available-for-sale Securities, Debt Maturities [Abstract]
Available-for-sale securities, debt maturities, within 1 year, fair value		252
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value		495
Available-for-sale securities, debt maturities, over 5 years, fair value		0
Available-for-sale securities, debt maturities		747	2,718
Agency asset-backed debt - U.S. [Member]
Available-for-sale Debt Securities, Amortized Cost Basis [Abstract]
Available-for-sale debt securities, amortized cost		24	41
Available-for-sale debt securities, gross unrealized gain		0	0
Available-for-sale debt securities, gross unrealized loss		(1)	(1)
Available-for-sale securities, debt maturities		24	39
Available-for-sale Securities, Debt Maturities [Abstract]
Available-for-sale securities, debt maturities, within 1 year, fair value		23
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value		0
Available-for-sale securities, debt maturities, over 5 years, fair value		0
Available-for-sale securities, debt maturities		24	39
Other asset-backed debt [Member]
Available-for-sale Debt Securities, Amortized Cost Basis [Abstract]
Available-for-sale debt securities, amortized cost		114	607
Available-for-sale debt securities, gross unrealized gain		0	1
Available-for-sale debt securities, gross unrealized loss		0	(2)
Available-for-sale securities, debt maturities		114	605
Available-for-sale Securities, Debt Maturities [Abstract]
Available-for-sale securities, debt maturities, within 1 year, fair value		79
Available-for-sale securities, debt maturities, over 1 to 5 years, fair value		32
Available-for-sale securities, debt maturities, over 5 years, fair value		3
Available-for-sale securities, debt maturities		114	605
Time deposits and other [Member]
Held-to-maturity Securities, Debt Maturities [Abstract]
Held-to-maturity securities, debt maturities, total		1,091	830
Held-to-maturity securities, gross unrealized gains		0	0
Held-to-maturity securities, gross unrealized losses		0	0
Held-to-maturity securities, fair value		1,091	830
Held-to-maturity Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Held-to-maturity securities, debt maturities, within 1 year, fair value		1,087
Held-to-maturity securities, debt maturities, over 1 to 5 years, fair value		0
Held-to-maturity securities, debt maturities, over 5 years, fair value		4
Money market funds [Member]
Available-for-sale Equity Securities, Amortized Cost Basis [Abstract]
Available-for-sale equity securities, amortized cost		2,115	1,446
Available-for-sale equity securities, gross unrealized gain		0	0
Available-for-sale equity securities, gross unrealized losses		0	(1)
Available-for-sale securities, equity securities		2,115	1,445
Equity [Member]
Available-for-sale Equity Securities, Amortized Cost Basis [Abstract]
Available-for-sale equity securities, amortized cost		728	426
Available-for-sale equity securities, gross unrealized gain		586	239
Available-for-sale equity securities, gross unrealized losses		(124)	(125)
Available-for-sale securities, equity securities		$ 1,190	$ 540

[1]	Includes receivable-backed, loan-backed, and mortgage-backed securities, all of which are in senior positions in the capital structure of the security. Receivable-backed securities are collateralized by credit cards receivables, and loan-backed securities are collateralized by senior secured obligations of a diverse pool of companies or student loans. Mortgage-backed securities are collateralized by diversified pools of residential and commercial mortgages.